Schedule of Portfolio Investments
November 30, 2025 (Unaudited)
Limited Duration Fund

See notes to schedules of portfolio investments.
Shares or
Principal
Amount Security Description Value
Asset-Backed Securities (30.0%)
$ 550,000 AIO Issuer LLC, Series 2024-1A, Class A2,
6.00%, 10/26/54, Callable 10/25/29 @ 100
*(a)
$ 548,877
384,095 CLI Funding VIII LLC, Series 2021-1A , Class B,
2.38%, 2/18/46
(a)
.................. 356,821
635,850 CWABS Asset-Backed Certificates Trust, Series
2007-4, Class A4W, 4.28%, 4/25/47, Callable
1/25/28 @ 100
*(b)
.................. 613,724
632,001 Driven Brands Funding LLC, Series 2019-2A,
Class A2, 3.98%, 10/20/4 9, Callable 1/20/26
@ 100
*(a)
....................... 627,151
496,457 Flexential Issuer, Series 2021-1A, Class A2,
3.25%, 11/27/51, Callable 12/25/25 @ 100
*(a)
488,571
500,000 FMC GMSR Issuer Trust, Series 2022-GT2, Class
A, 7.90%, 7/25/27
(a)
................ 503,469
500,000 FMC GMSR Issuer Trust, Series 2022-GT2, Class
B, 10.07%, 7/25/27
(a)
............... 510,673
457,984 Fremont Home Loan Trust, Series 2004-3, Class
M5, 5.94% (TSFR1M + 199 bps), 11/25/34,
Callable 12/25/25 @ 100
*
............ 311,266
913,489 Goodgreen Trust , Series 2020-1A, Class A,
2.63%, 4/15/55, Callable 10/15/40 @ 100
*(a)
763,477
595,000 HI-FI Music IP Issuer LP, Series 2022-1A, Class
A2, 3.94%, 2/1/62, Callable 2/1/26 @ 100
*(a)
588,648
1 IMC Home Equity Loan Trust, Series 1998-1,
Cla ss A6, 7.02%, 6/20/29
(b)(c)
.......... 1
500,000 PNMAC GMSR Issuer Trust, Series 2024-GT1,
Class A, 7.15% (TSFR1M + 320 bps),
3/25/29
(a)
....................... 503,737
35,680 RAMP Trust, Series 2002-RS2, Class AI5, 4.57%,
3/25/32, Callable 12/25/25 @ 100
*
...... 35,510
440 Saxon Asset Securities Trust, Series 2003-3,
Class AF6, 4.03%, 12/25/33, Callable
12/25/25 @ 100
*(b)(c)
................ 430
766,667 Sonic Capital LLC, Series 2021-1A, Class A2I,
2.19%, 8/20/51, Callable 12/20/25 @ 100
*(a)
714,052
29,148 Soundview Home Loan Trust, Series 2005-B,
Class M2, 6.23%, 5/25/35, Callable 12/25/25
@ 100
*(b)(c)
...................... 27,273
14,567 Soundview Home Loan Trust, Series 2005-
OPT3, Class M1, 4.77% (TSFR1M + 82 bps),
11/25/35, Callable 12/25/25 @ 100
*
..... 14,537
2 92,037 Textainer Marine Containers VII, Ltd., Series
2020-1A, Class A, 2.73%, 8/21/45, Callable
12/20/25 @ 100
*(a)
................. 282,068
220,593 Wendy's Funding LLC, Series 2019-1A, Class
A2I, 3.78%, 6/15/49, Callable 12/15/25 @
100
*(a)
......................... 219,251
126,142 Willis Engine Structured Trust VI, Series 2021-A,
Class A, 3.10%, 5/15/46, Callable 5/15/29 @
100
*(a)
......................... 119,221
627,163 Zaxbys Funding LLC, Series 2021-1A, Class A2,
3.24%, 7/30/51, Callable 1/30/26 @ 100
*(a)
. 590,682
Total Asset-Backe d Securities (Cost $8,267,861) ............... 7,819,439
Mortgage-Backed Securities
†
(26.7%)
Alt-A - Adjustable Rate Mortgage-Backed Securities (0.2%)
48,167 Bear Stearns ALT-A Trust, Series 2006-1, Class
21A2, 4.47%, 2/25/36, Callable 12/25/25 @
100
*(b)
......................... 33,736
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
Alt-A - Adjustable Rate Mortgage-Backed Securities, continued:
$ 711 Deutsche Alt-B Securities Mortgage Loan
Trust, Series 2006-AB4, Class A1B1, 4.17%
(TSFR1M + 21 bps), 10/25/36, Callable
12/25/25 @ 100
*
.................. $ 595
13,857 RALI Trust, Series 2004-QA4, Class NB21,
5.36%, 9/25/34, Callable 12/25/25 @ 100
*( b)
13,403
47,734
Alt-A - Fixed Rate Mortgage-Backed Securities (2.1%)
14,594 Alternative Loan Trust, Series 2006-31CB, Class
A16, 6.00%, 11/25/36, Callable 12/25/25 @
100
*
.......................... 8,013
168,388 Alternative Loan Trust, Series 2006-J8 , Class A2,
6.00%, 2/25/37, Callable 12/25/25 @ 100
*
. 63,135
50,815 Alternative Loan Trust, Series 2004-J8, Class 2A1,
7.00%, 8/25/34, Callable 12/25/25 @ 100
*
. 54,370
7,535 ChaseFlex Trust, Series 2005-1, Class 2A4,
5.50%, 2/25/35, Calla ble 12/25/25 @ 100
*
. 7,228
10,047 CitiMortgage Alternative Loan Trust, Series
2006-A3, Class 1A5, 6.00%, 7/25/36, Callable
12/25/25 @ 100
*
.................. 8,984
400 Deutsche Alt-A Securities, Inc. Mortgage Loan
Trust, Series 2003-4XS, Class A6A, 5.32%,
10/25/33, Callable 12/25/25 @ 100
*(b)(c)
... 396
1,647 MASTR Alternative Loan Trust, Series 2004-3,
Class 3A1, 6.00%, 4/25/34, Callable 12/25/25
@ 100
*
......................... 1,681
9,385 MASTR Alternative Loan Trust, Series 2004-6,
Class 7A1, 6.00%, 7/25/34, Call able 12/25/25
@ 100
*
......................... 9,257
4,128 MASTR Alternative Loan Trust, Series 2003-
7, Class 6A1, 6.50%, 12/25/33, Callable
12/25/25 @ 100
*
.................. 4,232
208,559 MASTR Alternative Loan Trust, Series 2004-3,
Class 5A1, 6.50%, 3/25/34, Callable 12/25/25
@ 100
*
......................... 218,031
7,376 MASTR Alternative Loan Trust, Series 2004-4,
Class 8A1, 6.50%, 5/25/34, Callable 12/25/25
@ 100
*
......................... 7,616
15,425 MASTR Alternative Loan Trust, Series 2004-6,
Class 6A1, 6.50%, 7/25/34, Callable 12/25/25
@ 100
*
......................... 15,564
16,701 MASTR Alternative Loan Trust, Series 2004-1,
Class 3A1, 7.00%, 1/25/34, Callable 12/25/25
@ 100
*
......................... 17,038
98 Nomura Asset Acceptance Corp. Alternative Loan
Trust, Series 2005-WF1, Class 2A5, 5.66%,
3/25/35, Callable 12/25/25 @ 100
*(b)(c)
.... 98
78 RALI Trust, Series 2004-QS13, Class CB, 5.00%,
9/25/19 ........................ 75
16,445 RALI Trust, Series 2006-QS6, Class 1A2, 6.00%,
6/25/36, Callable 12/25/25 @ 100
*
...... 13,606
33,042 Residential Asset Securitization Trust , Series
2005-A14, Class A5, 5.50%, 12/25/35,
Callable 12/25/25 @ 100
*
............ 14,230
38,901 Residential Asset Securitization Trust, Series
2006-A8, Class 1A1, 6.00%, 8/25/36, Callable
12/25/25 @ 100
*
.................. 26,108
40,447 Residential Asset Securitizat ion Trust, Series
2006-A9CB, Class A5, 6.00%, 9/25/36,
Callable 12/25/25 @ 100
*
............ 11,665

Continued
Schedule of Portfolio Investments
November 30, 2025 (Unaudited)
Limited Duration Fund

See notes to schedules of portfolio investments.
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
Alt-A - Fixed Rate Mortgage-Backed Securities, continued:
$ 23,184 Residential Asset Securitization Trust, Series
2007-A5, Class 2A3, 6.00%, 5/25/37, Callable
12/25/25 @ 100
*
.................. $ 11,459
18,895 WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-6, Class 1CB, 6.50%, 8/25/35,
Callable 12/25/25 @ 100
*
............ 17,624
4,869 Wells Fargo Alternative Loan Trust, Series 2005-1,
Class 2A3, 5.50%, 2/25/35, Callable 12/25/25
@ 100
*
......................... 4,618
515,028
Prime Adjustable Rate Mortgage-Backed Securities (2.9%)
2,091 Bear Stearns ARM Trust, Series 2006-4, Class
1A1, 6.16%, 10/25/36, Callable 12/25/25 @
100
*(b)
......................... 2,073
3,989 CHL Mortgage Pass-Through Trust, Series
2003-58, Class 2A2 , 6.08%, 2/19/34, Callable
12/19/25 @ 100
*(b)
................. 3,923
2,518 Citigroup Mortgage Loan Trust, Series 2005-3,
Class 2A2A, 5.40%, 8/25/35
(b)
......... 2,396
11,699 Credit Suisse First Boston Mortgage Securities
Corp., Series 2004-AR7, Class 2A1, 4.90%,
11/25/34, Callable 12/25/25 @ 100
*(b)
.... 11,273
15,289 Credit Suisse First Boston Mortgage Securities
Corp., Series 2002-AR28, Class CB3, 5.80%,
11/25/32, Callable 12/25/25 @ 100
*(b)
.... 10,646
402,856 Fannie Mae REMIC Trust, Series 2003-W14 ,
Class 2A, 4.98%, 1/25/43, Callable 12/25/25
@ 100
*(b)
....................... 395,268
3,327 First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4, Class 2A1, 4.70%,
10/25/35, Callable 12/25/25 @ 100
*(b)
.... 3,046
12,992 GMACM Mortgage Loan Trust, Series 200 5-
AR6, Class 3A1, 3.72%, 11/19/35, Callable
12/19/25 @ 100
*(b)
................. 11,405
10,405 GSR Mortgage Loan Trust, Series 2005-AR2,
Class 1A2, 4.42%, 4/25/35, Callable 12/25/25
@ 100
*(b)
....................... 9,100
2,934 GSR Mortgage Loan Trust, Series 2005-AR7,
Class 2A1, 4.97%, 11/25/35, Callable
12/25/25 @ 100
*(b)
................. 2,839
36,613 HarborView Mortgage Loan Trust, Series 2004-
10, Class 3A1B, 4.73%, 1/19/35, Callable
12/19/25 @ 100
*(b)
................. 33,065
5,613 HomeBanc Mortgage Trust, Series 2006-1, Class
1A1, 4.25% , 4/25/37, Callable 12/25/25 @
100
*(b)
......................... 5,034
27,329 IndyMac INDX Mortgage Loan Trust, Series 2006-
AR19, Class 1A2, 3.81%, 8/25/36, Callable
12/25/25 @ 100
*(b)
................. 17,002
14,998 IndyMac INDX Mortgage Loan Trust, Series 2006-
AR13, Class A1 , 3.95%, 7/25/36, Callable
12/25/25 @ 100
*(b)
................. 9,723
12,976 IndyMac INDX Mortgage Loan Trust, Series
2004-AR4, Class 3A, 4.99%, 8/25/34, Callable
12/25/25 @ 100
*(b)
................. 12,403
1,009 JPMorgan Mortgage Trust, Series 2006-A5, Class
3A4, 4.82%, 8/25/36, Callable 12/25/25 @
100
*(b)
......................... 778
69,201 JPMorgan Mortgage Trust, Series 2005-A6, Class
3A3, 5.03%, 9/25/35, Callable 12/25/25 @
100
*(b)
......................... 64,519
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
Prime Adjustable Rate Mortgage-Backed Securities, continued:
$ 6,347 JPMorgan Mortgage Trust, Series 2005-A1, Class
3A4, 5.44%, 2/25/35, Callable 12/25/25 @
100
*(b)
......................... $ 6,118
8,388 MASTR Adjustable Rate Mortgages Trust, Series
2004-13, Class 2A1, 6.29%, 4/21/34, Callable
12/21/25 @ 100
*(b)
................. 8,256
26,188 Ocwen Residential MBS Corp., Series 1998-R1,
Class B1, 2.74%, 10/25/40, Callable 1 2/25/25
@ 100
*(a)(b)
...................... 15,858
15,276 Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 1A2, 4.76%, 12/25/34,
Callable 12/25/25 @ 100
*(b)
........... 13,776
277 Structured Asset Mortgage Investments II
Trust, Series 2005-AR7 , Class 1A1, 3.96%,
12/27/35, Callable 12/25/25 @ 100
*(b)
.... 283
31,604 WaMu Mortgage Pass-Through Certificates
Trust, Series 2006-AR14, Class 1A1, 4.02%,
11/25/36, Callable 12/25/25 @ 100
*(b)
.... 28,454
836 WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR8, Class 1A1, 4.53%, 8/25/46,
Callable 12/25/25 @ 100
*(b)
........... 787
2,084 WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-AR3, Class A2, 5.37%, 6/25/34,
Callable 12/25/25 @ 100
*(b)
........... 1,998
89,737 WinWater Mortgage Loan Trust, Series 2014-1,
Class A1, 3.93%, 6/20/44, Callable 12/20/25
@ 100
*(a)(b)
...................... 87,212
757,235
Prime Fixed Mortgage-Backed Securities (8.9%)
1,113 American Home Mortgage Investment Trust ,
Series 2005-2, Class 5A1, 5.56%, 9/25/35,
Callable 12/25/25 @ 100
*(b)(c)
.......... 959
327,920 American Home Mortgage Investment Trust,
Series 2006-2, Class 3A2, 6.70%, 6/25/36,
Callable 12/25/25 @ 100
*(b)(c)
.......... 44,809
17,284 Angel Oak Mortgage Trust, Series 2019-5, Class
A1, 2.59%, 10/25/49, Callable 12/25/25 @
100
*(a)(b)
........................ 17,107
137,179 Angel Oak Mortgage Trust, Series 2019-6, Class
A1, 2.62%, 11/25/59, Callable 12/25/25 @
100
*(a)(b)
........................ 135,279
40,832 ChaseFlex Trust, Series 2005-2, Class 1A1,
6.00%, 6/25/35, Callable 12/25/25 @ 100
*
. 25,332
915 Citigroup Mortgage Loan Trust, Inc., Series
2003-1, Class WA2, 6.50%, 6/25/31, Callable
12/25/25 @ 100
*
.................. 916
2,840 Citigroup Mortgage Loan Trust, Inc., Series 2005-
1, Class 3A1, 6.50%, 4/25/35 .......... 2,900
41,379 Citigroup Mortgage Loan Trust, Inc., Series 2004-
NCM2, Class 1CB2, 6.75%, 8/25/34, Callable
12/25/25 @ 100
*
.................. 42,551
4,478 Citigroup Mortgage Loan Trust, Inc., Series 2004-
NCM2, Class 2CB3, 8.00%, 8/25/34, Callable
12/25/25 @ 100
*
.................. 4,716
10,303 Credit Suisse First Boston Mortgage Securities
Corp., Series 2003-1, Class 1A1, 7.00%,
2/25/33, Callable 12/25/25 @ 100
*
...... 10,726
123,755 Credit Suisse First Boston Mortgage Securities
Corp., Series 2002-34, Class 1A1, 7.50%,
12/25/32, Callable 12/25/25 @ 100
*
..... 127,119

Continued
Schedule of Portfolio Investments
November 30, 2025 (Unaudited)
Limited Duration Fund

See notes to schedules of portfolio investments.
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
Prime Fixed Mortgage-Backed Securities, continued:
$ 8,752 CSFB Mortgage-Backed Pass-Through
Certificates, Series 2003-27, Class 8A1,
6.00%, 11/25/33, Callable 12/25/25 @ 100
*
$ 8,998
1,718 CSFB Mortgage-Backed Trust, Series 2004-7,
Class 5A1, 5.00%, 10/25/19 .......... 1,709
519,616 Fannie Mae REMIC Trust, Series 2004-W10,
Class A6, 5.75%, 8/25/34, Callable 12/25/25
@ 100
*
......................... 537,318
169,677 Flagstar Mortgage Trust, Series 2021-4, Class A5,
2.50%, 6/1/51, Callable 5/25/46 @ 100
*(a)(b)
153,154
9,130 Galton Funding Mortgage Trust, Series 2017-1,
Class A21, 3.50%, 7/25/56, Callable 8/25/27
@ 100
*(a)(b)
...................... 8,476
91,066 GS Mortgage -Backed Securities Corp. Trust,
Series 2020-PJ3, Class A14, 3.00%,
10/25/50, Callable 11/25/29 @ 100
*(a)(b)
... 80,444
246,196 GS Mortgage-Backed Securities Corp. Trust,
Series 2019-PJ2, Class A8, 4.00%, 11/25/49,
Callable 12/25/25 @ 100
*(a)(b)
.......... 234,166
128,445 GSR Mortgage Loan Trust, Series 2004-13F, Class
2A1, 4.25%, 11/25/34, Callable 12/25/25 @
100
*
.......................... 126,964
10 GSR Mortgage Loan Trust, Series 2003-3F, Class
2A1, 4.50%, 4/25/33, Callable 12/25/25 @
100
*
.......................... 9
53 GSR Mortgag e Loan Trust, Series 2004-10F, Class
2A4, 5.00%, 8/25/19 ............... 53
393,380 JPMorgan Mortgage Trust, Series 2020-4, Class
A3A, 2.50%, 11/25/50, Callable 8/25/29 @
100
*(a)(b)
........................ 337,630
313,822 JPMorgan Mortgage Trust, Series 2017-2, Class
A4 , 3.00%, 5/25/47, Callable 8/25/32 @
100
*(a)(b)
........................ 280,351
440 Prime Mortgage Trust, Series 2004-CL1, Class
1A1, 6.00%, 2/25/34, Callable 12/25/25 @
100
*
.......................... 442
4,511 RAMP Trust, Series 2005-SL2, Class A3, 7.00%,
2/25/32, Callable 3/25/30 @ 1 00
*
....... 4,113
32,985 Structured Asset Mortgage Investments Trust,
Series 1999-2, Class 3A, 6.75%, 5/25/29,
Callable 12/25/25 @ 100
*
............ 33,677
172 WaMu MSC Mortgage Pass-Through Certificates
Trust, Series 2004-RA1, Class 2A, 7.00%,
3/25/34 , Callable 12/25/25 @ 100
*
...... 179
119,988 Wells Fargo Mortgage-Backed Securities Trust,
Series 2021-2, Class A3, 2.50%, 6/25/51,
Callable 4/25/46 @ 100
*(a)(b)
........... 108,230
2,328,327
Subprime Mortgage-Backed Securities (0.5%)
116,211 Towd Point Mortgage Trust, Series 2017-6, Class
A1, 2.75%, 10/25/57, Callable 11/25/30 @
100
*(a)(b)
........................ 114,552
5,587 Towd Point Mortgage Trust, Series 2018-1, Class
A1, 3.00%, 1/25/58, Callable 4/25/29 @
100
*(a)(b)
........................ 5,546
19,795 Towd Point Mortgage Trust, Series 2018-2, Class
A1, 3.25%, 3/25/58, Callable 6/25/30 @
100
*(a)(b)
........................ 19,602
139,700
U.S. Government Agency Mortgage-Backed Securities (12.1%)
87,725 Fannie Mae, 5.00%, 8/1/53, Pool #FS5659 ... 87,889
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
U.S. Government Agency Mortgage-Backed Securities, continued:
$ 197,417 Fannie Mae, 5.50%, 3/1/53, Pool #MA4941 ... $ 200,791
48 Fannie Mae, 6.00%, 4/1/35, Pool #735503 ... 51
30 Fannie Mae, 6.18% (H15T1Y + 218 bps), 6/1/32,
Pool #725286 .................... 30
10,723 Fannie Mae, 6.29% (H15T1Y + 229 bps), 2/1/30,
Pool #556998 .................... 10,788
5,976 Fannie Mae, 6.30% (RFUCCT1Y + 135 bps),
1/1/35, Pool #805386 ............... 6,070
732 Fannie Mae, 6.36% (RFUCCT1Y + 161 bps),
9/1/33, Pool #739372 ............... 741
495,783 Fannie Mae Grantor Trust, Series 2003-T4, Class
2A5, 4.54%, 9/26/33, C allable 12/26/25 @
100
*(b)(c)
........................ 488,384
151 Fannie Mae Grantor Trust, Series 2002-T1, Class
A3, 7.50%, 11/25/31, Callable 12/25/25 @
100
*
.......................... 159
115,863 Fannie Mae REMIC, Series 2013-68, Class NA,
1.00%, 3/25/42 ................... 101,468
97,773 Fannie Mae REMIC, Series 2013-18, Class NA,
2.00%, 12/25/42 .................. 88,515
49,005 Fannie Mae REMIC, Series 2013-73, Class PD,
2.25%, 6/25/42 ................... 46,865
36,337 Fannie Mae REMIC, Series 2013-74, Class DY,
2.25%, 6/25/42
(b)
.................. 35,213
28,591 Fannie Mae REMIC, Series 2010-100, Class LA,
2.50%, 7/25/40 ................... 27,720
37,137 Fannie Mae REMIC, Series 2014-61, Class P,
2.50%, 7/25/44 ................... 34,886
37,541 Fannie Mae REMIC, Series 2011-118, Class NA,
3.00%, 11/25/41 .................. 36,076
79,637 Fannie Mae REMIC, Series 2014-1, Class AB,
3.00%, 6/25/43 ................... 77,212
73,028 Fannie Mae REMIC, Series 2015-59, Class LM,
3.00%, 7/25/45 ................... 69,354
319,817 Fannie Mae REMIC, Series 2018-83, Class LC,
3.00%, 11/25/48 .................. 289,689
120,988 Fann ie Mae REMIC, Series 2023-16, Class VE,
5.50%, 3/25/34 ................... 124,331
196,456 Fannie Mae REMIC Trust, Series 2003-W16, Class
AF5, 4.40%, 11/25/33, Callable 12/25/25 @
100
*(b)(c)
........................ 200,492
103,015 Freddie Mac, 5.00%, 12/1/53, Pool #SD8382 . 103,064
4,880 Freddie Mac REMIC, Series 4146, Class ML,
1.50%, 10/15/42 .................. 4,855
46,701 Freddie Mac REMIC, Series 4220, Class KC,
1.50%, 5/15/32 ................... 46,322
67,942 Freddie Mac REMIC, Series 4019, Class GB,
2.00%, 12/15/41 .................. 65,157
6,307 Freddie Mac REMIC, Series 4076, Class QC,
2.00%, 11/15/41 .................. 6,245
8,200 Freddie Mac REMIC, Series 4461, Class EA,
2.00%, 7/15/37 ................... 8,120
109,461 Freddie Mac REMIC, Series 3908, Class B,
2.50%, 6/15/39 ................... 103,145
203,121 Freddie Mac REMIC, Series 4374, Class GA,
3.00%, 9/15/36 ................... 197,528
117,729 Freddie Mac REMIC, Series 5303, Class B,
5.50%, 6/25/45 ................... 120,573
24 Freddie Mac REMIC, Series 1904, Class D,
7.50%, 10/15/26, Callable 12/15/25 @ 100
*
24

Continued
Schedule of Portfolio Investments
November 30, 2025 (Unaudited)
Limited Duration Fund

See notes to schedules of portfolio investments.
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
U.S. Government Agency Mortgage-Backed Securities, continued:
$ 367,884 Government National Mortgage Assoc., Series
2013-69, Class NA, 2.00%, 9/20/42 ..... $ 342,378
160,346 Government National Mortgage Assoc., Series
2023-47, Class AQ, 5.00%, 6/20/48 ..... 161,925
86,289 Government National Mortgage Assoc. , Series
2023-186, Class MV, 5.50%, 10/20/34 .... 86,600
23 Government National Mortgage Assoc., 5.63%
(H15T1Y + 150 bps), 3/20/26, Pool #8832 . 23
159 Government National Mortgage Assoc., 5.63%
(H15T1Y + 150 bps), 3/20/29, Pool #80263 159
270 Government National Mortgage Assoc., 7.00%,
3/15/26, Pool #419128 .............. 270
6 Government National Mortgage Assoc., 7.00%,
3/20/27, Pool #2394 ................ 7
3,173,119
Total Mortgage-Backed Securities (Cost $7,719,977) ......... 6,961,143
Corporate Bonds (19.5%)
Air Freight & Logistics (0.3%)
88,415 United Airlines Pass-Through Trust, Series 2020-
1, Class A, 5.88%, 10/15/27 .......... 90,347
Banks (3.6%)
135,000 Bank of America Corp., 5.02% (SOFR + 216 bps),
7/22/33 Callable 7/22/32 @ 100
*
....... 138,900
800,000 Truist Financial Corp., Series N, 6.67% (H15T5Y
+ 300 bps), Callable 3/1/26 @ 100
*(d)
.... 801,255
940,155
Capital Markets (3.1%)
2,000,000 Lehman Brothers Holdings, Inc., 6.00%, 7/19/12,
MTN
(e)
......................... 1,000
800,000 The Charles Schwab Corp., Series I, 4.00%
(H15T5Y + 317 bps), Callable 6/1/26 @
100
*(d)
......................... 793,987
794,987
Electric Utilities (1.4%)
275,000 Entergy Mississippi LLC, 3.25%, 12/1/27
Callable 9/1/27 @ 100
*
.............. 271,372
100,000 Virginia Power Fuel Securitization LLC, Series
A-2, 4.88%, 5/1/31 ................ 102,670
374,042
Electrical Equipment (0.9%)
250,000 Emerson Electric Co., 2.20%, 12/21/31, Callable
9/21/31 @ 100
*
................... 223,891
Financial Services (3.8% )
1,006,000 The Western Union Co., 1.35%, 3/15/26, Callable
2/15/26 @ 100
*
................... 996,996
Health Care Providers & Services (1.2%)
300,000 CommonSpirit Health, 5.21%, 12/1/31, Callable
6/1/31 @ 100
*
.................... 311,487
Semiconductors & Semiconductor Equipment (0.6%)
150,000 Broadcom, Inc., 4.15%, 11/15/30, Callable
8/15/30 @ 100
*
................... 149,893
Specialized REITs (2.3%)
590,000 SBA Tower Trust, 1.88%, 1/15/26, Callable 1/2/26
@ 100
*(a)
....................... 587,734
Tobacco (2 .3%)
606,000 BAT Capital Corp., 3.22%, 9/6/26, Callable
7/6/26 @ 100
*
.................... 601,950
Total Corporate Bonds (Cost $5,855,301) ................... 5,071,482
Shares or
Principal
Amount Security Description Value
Taxable Municipal Bonds (0.3%)
Pennsylvania (0.3%)
$ 70,000 Philadelphia Authority for Industrial Development
Revenue, 3.96%, 4/15/26 ............ $ 69,967
Total Taxable Municipal Bonds (Cost $69,941) ................ 69,967
U.S. Government Agency Securities (5.5%)
Federal Farm Credit Banks Funding Corp.
350,000 2.12% , 5/23/31 , Callable 12/10/25 @ 100
*
... 320,509
250,000 2.32% , 1/26/32 , Callable 12/10/25 @ 100
*
... 229,294
549,803
Federal Home Loan Banks
35,000 0.90% , 8/27/26 , Callable 2/27/26 @ 100
*
.... 34,275
250,000 1.25% , 2/19/30 , Callable 2/19/26 @ 100
*
.... 226,440
250,000 2.00% , 3/29/29
(b)
.................... 237,324
180,000 2.10% , 11/26/31 , Callable 12/10/25 @ 100
*
.. 163,191
661,230
Federal National Mortgage Association
250,000 1.00%, 10/27/28, Callable 1/27/26 @ 100
*
... 232,175
Total U.S. Government Agency Securities (Cost $1,427,095) ....... 1,443,208
U.S. Treasury Obligations (14.1%)
U.S. Treasury Notes
1,230,000 1.50%, 2/15/30 ..................... 1,131,744
500,000 1.75%, 11/15/29 .................... 467,598
400,000 3.88%, 12/31/27 .................... 403,015
900,000 3.88%, 8/15/34 ..................... 896,273
750,000 4.00%, 1/31/31 ..................... 762,891
Total U.S. Treasury Obligations (Cost $3,656,067) .............. 3,661,521
Investment in Affiliates (3.4%)
876,069 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 3.75%
(f)
.......... 876,069
Total Investment in Affiliates (Cost $876,069) ................. 876,069
Total Investments (Cost $27,872,311) — 99.5% ............... 25,902,829
Other assets in excess of liabilities — 0 .5% ................. 142,896
Net Assets - 100.0% ................................. $ 26,045,725

Schedule of Portfolio Investments
November 30, 2025 (Unaudited)
Limited Duration Fund

See notes to schedules of portfolio investments.
Concluded
(a) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate presented is the rate in effect at November 30, 2025.
(c) Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2025.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Issuer has defaulted on the payment of interest.
(f) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2025.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
† Mortgage-backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
bps Basis Points
H15T1Y 1- Year Treasury Constant Maturity Rate
H15T5Y 5-Year Treasury Constant Maturity Rate
MTN Medium Term Note
REMIC Real Estate Mortgage Investment Conduits
RFUCCT1Y Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-Year
SOFR Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1-Month

Schedule of Portfolio Investments
November 30, 2025 (Unaudited)
Bond Fund

See notes to schedules of portfolio investments.
Shares or
Principal
Amount Security Description Value
Asset-Backed Securities (16.0%)
$ 825,000 Aligned Data Centers Issuer LLC, Series 2021-1A,
Class A2, 1.94%, 8/15/46, Callable 12/15/25
@ 100
*(a)
....................... $ 807,598
157,634 BRE Grand Islander Timeshare Issuer LLC, Series
2019-A, Class B, 3.78%, 9/26/33, Callable
5/25/26 @ 100
*(a)
.................. 156,057
720,000 Compass Datacenters Issuer II LLC, Series
2024-1A, Class A1, 5.25%, 2/25/49, Callable
2/25/27 @ 100
*(a)
.................. 723,435
1,100,000 CoreVest American Finance Trust, Series 2021-2,
Class B, 2.38%, 7/15/54, Callable 7/15/31 @
100
*(a)
......................... 984,203
1,065,000 DataBank Issuer, Series 2024-1A, Class A2,
5.30%, 1/26/54, Callable 1/25/27 @ 100
*(a)
. 1,062,116
120,934 Dext ABS LLC, Series 2023-1, Class A2, 5.99%,
3/15/32, Callable 4/15/27 @ 100
*(a)
...... 121,644
1,106,888 Finance of America Structured Securities RMF
Trust, Series 2023-S1, Class A1, 3.00%,
9/25/61
(a)(b)
...................... 1,102,122
681,143 Flexential Issuer, Series 2021-1A, Class A2,
3.25%, 11/27/51, Callable 12/25/25 @ 100
*(a)
670,323
850,000 Flexential Issuer LLC, Series 2025-1A, Class A2,
6.03%, 10/25/60, Callable 10/25/28 @ 100
*(a)
847,849
1,231,250 Hardee's Funding LLC, Series 2024-1A , Class A2,
7.25%, 3/20/54, Callable 3/20/29 @ 100
*(a)
. 1,274,402
1,500,000 HI-FI Music IP Issuer LP, Series 2022-1A, Class
A2, 3.94%, 2/1/62, Callable 2/1/26 @ 100
*(a)
1,483,986
209,975 MVW LLC, Series 2019-2A, Class A, 2.22%,
10/20/38, Callable 12/20/25 @ 100
*(a)
.... 209,257
708,247 RCKT Mortgage Trust, Series 2023-CES3, Class
A1A, 7.11%, 11/25/43, Callable 11/25/26 @
100
*(a)(b)
........................ 717,660
2,236,100 Sonic Capital LLC, Series 2020-1A, Class A2I,
3.85%, 1/20/50, Callable 12/20/25 @ 100
*(a)
2,207,202
1,200,000 Switch ABS Issuer LLC, Series 2024-1A, Class
A2, 6.28%, 3/25/54, Callable 3/25/27 @
100
*(a)
......................... 1,214,147
500,000 Switch ABS Issuer LLC, Series 2024-2A, Class
A2, 5.44%, 6/25/54, Callable 6/25/27 @
100
*(a)
......................... 501,189
638,175 Taco Bell Funding LLC, Series 2018-1A, Class
A2II, 4.94%, 11/25/48, Callable 2/25/26 @
100
*(a)
......................... 639,029
390,028 Triumph Rail Holdings LLC, Series 2021-2, Class
A, 2.15%, 6/19/51, Callable 12/17/25 @
100
*(a)
......................... 375, 961
1,058,844 Wendy's Funding LLC, Series 2019-1A, Class
A2I, 3.78%, 6/15/49, Callable 12/15/25 @
100
*(a)
......................... 1,052,404
465,057 Willis Engine Structured Trust III, Series 2017-A,
Class A, 4.69%, 8/15/42
(a)(b)
........... 464,319
756,850 Willis Engine Structured Trust VI, Series 2021-A,
Class A, 3.10%, 5/15/46, Callable 5/15/29 @
100
*(a)
......................... 715,328
507,475 Zaxbys Funding LLC, Series 2021-1A, Class A2,
3.24%, 7/30/51, Callable 1/30/26 @ 100
*(a)
. 477,957
Total Asset-Backed Securi ties (Cost $17,821,724) .............. 17,808,188
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
(30.3%)
Alt-A - Adjustable Rate Mortgage-Backed Securities (0.0%
^
)
$ 46,626 Bear Stearns ALT-A Trust, Series 2006-6, Class
32A1, 4.47%, 11/25/36, Callable 12/25/25 @
100
*(b)
......................... $ 23,354
Alt-A - Fixed Rate Mortgage-Backed Securities (0.3%)
33,259 Alternative Loan Trust, Series 2005-46CB, Class
A3, 5.50%, 10/25/35, Callable 12/25/25 @
100
*
.......................... 23,043
4 Alternative Loan Trust, Series 2006-8T1, Class
2A3, 5.50%, 4/25/36 , Callable 12/25/25 @
100
*
.......................... 4
3,389 Alternative Loan Trust, Series 2004-22CB, Class
1A1, 6.00%, 10/25/34, Callable 12/25/25 @
100
*
.......................... 3,461
21,069 Alternative Loan Trust, Series 2006-8T1, Class
1A4, 6.00%, 4/25/36, Callable 12/25/25 @
100
*
.......................... 9,805
137,861 Alternative Loan Trust, Series 2007-9T1, Class
1A7, 6.00%, 5/25/37, Callable 12/25/25 @
100
*
.......................... 63,339
164,620 Alternative Loan Trust, Series 2006-36T2, Class
2A4, 6.25%, 12/25/36, Callable 12/25/25 @
100
*
.......................... 66,620
3,741 Banc of America Alternative Loan Trust, Series
2006-4, Class 4CB1, 6.50%, 5/25/46, Callable
12/25/25 @ 100
*
.................. 3,560
13,502 Bear Stearns Asset-Backed Securities Trust, Series
2003-AC7, Class A1, 5.50%, 1/25/34, Callable
12/25/25 @ 100
*(b)(c)
................ 11,334
1,187 JPMorgan Alternative Loan Trust, Series 2006-S4,
Class A6, 6.21%, 12/25/36, Callable 12/25/25
@ 100
*(b)(c)
...................... 1,352
5,373 MASTR Alternative Loan Trust, Series 2005-3,
Class 1A1, 5.50%, 4/25/35, Callable 12/25/25
@ 100
*
......................... 4,925
19,724 MASTR Alternative Loan Trust, Series 2004-3,
Class 3A1, 6.00%, 4/25/34, Callable 12/25/25
@ 100
*
......................... 20,132
9,385 MASTR Alternative Loan Trust, Series 2004-6,
Class 7A1, 6.00%, 7/25/34, Callable 12/25/25
@ 100
*
......................... 9,257
8,546 MASTR Alternative Loan Trust, Series 2005-3,
Class 7A1, 6.00%, 4/25/35, Callable 12/25/25
@ 100
*
......................... 5,467
3,466 MASTR Alternative Loan Trust, Series 2004-3,
Class 2A1, 6.25%, 4/25/34, Callable 12/25/25
@ 100
*
......................... 3,560
1,938 Nomura Asset Acce ptance Corp. Alternative Loan
Trust, Series 2003-A1, Class A2, 6.00%,
5/25/33, Callable 12/25/25 @ 100
*
...... 1,977
118,097 WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-3, Class 1CB5, 5.50%, 5/25/35,
Callable 12/25/25 @ 100
*
............ 106,224
1,608 WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-CB1, Class 4A, 6.00%, 6/25/34,
Callable 12/25/25 @ 100
*
............ 1,613
335,673
Prime Adjustable Rate Mortgage-Backed Securities (0.1%)
67,309 ChaseFlex Trust, Series 2006-2 , Class A5, 4.11%,
9/25/36, Callable 12/25/25 @ 100
*(b)
..... 59,836
2,565 JPMorgan Mortgage Trust, Series 2006-A4, Class
3A1, 4.53%, 6/25/36, Callable 12/25/25 @
100
*(b)
......................... 1,673

Continued
Schedule of Portfolio Investments
November 30, 2025 (Unaudited)
Bond Fund

See notes to schedules of portfolio investments.
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
Prime Adjustable Rate Mortgage-Backed Securities, continued:
$ 8,194 JPMorgan Mortgage Trust, Series 2006-A2, Class
3A2, 6.00%, 4/25/36, Callable 12/25/25 @
100
*(b)
......................... $ 7,429
64,549 JPMorgan Mortgage Trust, Series 2005-A6, Class
2A4, 6.02%, 8/25/35, Callable 12/25/25 @
100
*(b)
......................... 61,480
4,222 Merrill Lynch Mortgage Investors Trust, Series
2004-HB1, Class A3, 3.62%, 4/2 5/29, Callable
12/25/25 @ 100
*(b)
................. 3,595
3,133 Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-5, Class 4A1, 4.43%, 6/25/36,
Callable 12/25/25 @ 100
*(b)
........... 1,788
135,801
Prime Fixed Mortgage-Backed Securities (4.5%)
144,362 Arroyo Mortgage Trust, Series 2019-3, Class A1,
2.96%, 10/25/48, Callable 12/25/25 @ 100
*(a)
(b)
............................ 138,847
2,174 Chase Mortgage Finance Trust, Series 2002-S4,
Class A23, 6.25%, 3/25/32, Callable 12/25/25
@ 100
*
......................... 2,074
24,499 ChaseFlex Trust, Series 2005-2, Class 1A1,
6.00%, 6/25/35, Callable 12/25/25 @ 100
*
. 15,199
20,327 ChaseFlex Trust, Series 2007-1, Class 1A3,
6.50%, 2/25/37, Callable 12/25/25 @ 100
*
. 6,759
993,091 CIM Trust, Series 2021-J2, Class A4 , 2.50%,
4/25/51, Callable 7/25/45 @ 100
*(a)(b)
..... 902,373
7,723 Citigroup Mortgage Loan Trust, Inc., Series 2005-
1, Class 3A1, 6.50%, 4/25/35 .......... 7,886
92,723 CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-9, Class 3A1, 6.00%,
10/25/35, Callable 12/25/25 @ 100
*
..... 25,776
73 FNT Mortgage-Backed Pass-Through Trust, Series
2001-3, Class 1A1, 6.75%, 8/21/31 ...... 74
310,929 GS Mortgage-Backed Securities Trust, Series
2021-GR2, Class A6, 2.50%, 2/25/52, Callable
2/25/46 @ 100
*(a)(b)
................. 281,351
712,659 GS Mortgage-Backed Securities Trust, Series
2021-PJ7, Class A8, 2.50%, 1/25/52, Callable
11/25/47 @ 100
*(a)(b)
................ 642,656
671,943 GS Mortgage-Backed Securities Trust, Series
2022-MM1, Class A8, 2.50%, 7/25/52 ,
Callable 2/25/49 @ 100
*(a)(b)
........... 605,234
474,210 JPMorgan Mortgage Trust, Series 2019-6, Class
A5, 3.50%, 12/25/49, Callable 12/25/25 @
100
*(a)(b)
........................ 438,512
11,099 JPMorgan Mortgage Trust, Series 2004-S2, Class
4A5, 6.00%, 11/25/34 , Callable 12/25/25 @
100
*
.......................... 10,221
661,931 Mello Mortgage Capital Acceptance, Series 2021-
MTG2, Class A10, 2.50%, 6/25/51, Callable
5/25/48 @ 100
*(a)(b)
................. 599,868
51,064 RAAC Trust, Series 2004-SP2, Class A22, 6.00%,
1/25/32, Callable 12/25/25 @ 100
*
...... 44,825
626,321 Starwood Mortgage Residential Trust, Series
2021-5, Class A1, 1.92%, 9/25/66, Callable
12/25/25 @ 100
*(a)(b)
................ 548,794
5,815 Structured Asset Securities Corp. Assistance
Loan Trust, Series 2003-AL2, Class A, 3.36%,
1/25/31, Callable 12/25/25 @ 100
*(a)
..... 5,577
36,633 TBW Mortgage-Backed Trust, Series 2006-2,
Class 7A1, 7.00%, 7/25/36, Callable 12/25/25
@ 100
*
......................... 2,899
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
Prime Fixed Mortgage-Backed Securities, continued:
$ 15,408 WaMu MSC Mortgage Pass-Through Certificates
Trust, Series 2004-RA1 , Class 2A, 7.00%,
3/25/34, Callable 12/25/25 @ 100
*
...... $ 16,039
533,281 Wells Fargo Mortgage-Backed Securities Trust,
Series 2021-2, Class A3, 2.50%, 6/25/51,
Callable 4/25/46 @ 100
*(a)(b)
........... 481,022
177,377 Wells Fargo Mortgage-Backed Securit ies Trust,
Series 2019-3, Class A1, 3.50%, 7/25/49,
Callable 12/25/25 @ 100
*(a)(b)
.......... 163,450
87,192 WinWater Mortgage Loan Trust, Series 2015-1,
Class A1, 3.50%, 1/20/45, Callable 12/20/25
@ 100
*(a)(b)
...................... 82,376
5,021,812
Subprime Mortgage-Backed Securities (0.1%)
70,888 Towd Point Mortgage Trust, Series 2017-6, Class
A1, 2.75%, 10/25/57, Callable 11/25/30 @
100
*(a)(b)
........................ 69,877
14,898 Towd Point Mortgage Trust, Series 2018-1, Class
A1, 3.00%, 1/25/58 , Callable 4/25/29 @
100
*(a)(b)
........................ 14,790
56,086 Towd Point Mortgage Trust, Series 2018-2, Class
A1, 3.25%, 3/25/58, Callable 6/25/30 @
100
*(a)(b)
........................ 55,540
140,207
U.S. Government Agency Mortgage-Backed Securities (25.3%)
1,132,522 Fannie Mae, 4.00%, 9/1/52, Pool #MA4732 ... 1,085,292
1,185,754 Fannie Mae, 4.00%, 10/1/52, Pool #MA4783 .. 1,136,654
102 Fannie Mae, 5.00%, 8/1/33, Pool #730856 ... 102
60 Fannie Mae, 5.00%, 7/1/35, Pool #832198 ... 62
1,056,113 Fannie Mae, 5.00%, 8/1/53, Pool #FS5659 ... 1,058,085
72 Fannie Mae, 5.50%, 2/1/33, Pool #683351 ... 74
46 Fannie Mae, 5.50%, 9/1/34, Pool #725773 ... 48
1,117,455 Fannie Mae, 5.50%, 3/1/53, Pool #MA4941 ... 1,136,552
995,280 Fannie Mae, 5.50%, 2/1/54, Pool #CB7991 ... 1,010,521
622 Fannie Mae, 6.56% (H15T1Y + 231 bps),
12/1/27,
Pool #422279 .............. 622
622,320 Fannie Mae REMIC, Series 2021-52, Class JC,
1.25%, 7/25/51 ................... 533,163
161,092 Fannie Mae REMIC, Series 2012-111, Class EC,
2.00%, 12/25/41 .................. 151,622
71,564 Fannie Mae REMIC, Series 2013-23, Class AB,
2.00%, 2/25/43 ................... 66,510
223,687 Fannie Mae REMIC, Series 2020-54, Class TA,
2.00%, 5/25/43 ................... 214,183
67,699 Fannie Mae REMIC , Series 2012-30, Class CB,
2.25%, 10/25/41 .................. 65,172
47,777 Fannie Mae REMIC, Series 2010-100, Class LA,
2.50%, 7/25/40 ................... 46,322
115,236 Fannie Mae REMIC, Series 2012-104, Class QC,
2.50%, 5/25/42 ................... 109,257
27,853 Fannie Mae REMIC , Series 2014-61, Class P,
2.50%, 7/25/44 ................... 26,164
109,176 Fannie Mae REMIC, Series 2020-2, Class JD,
2.50%, 2/25/50 ................... 95,756
92,694 Fannie Mae REMIC, Series 2014-33, Class PE,
3.00%, 4/25/43 ................... 91,034
146,567 Fannie Mae REMIC , Series 2015-59, Class LM,
3.00%, 7/25/45 ................... 139,193
1,119,759 Fannie Mae REMIC, Series 2025-62, Class AB,
3.00%, 2/25/51 ................... 1,028,852

Continued
Schedule of Portfolio Investments
November 30, 2025 (Unaudited)
Bond Fund

See notes to schedules of portfolio investments.
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
U.S. Government Agency Mortgage-Backed Securities, continued:
$ 1,179,532 Fannie Mae REMIC, Series 2015-18, Class DY,
3.50%, 4/25/45 ................... $ 1,124,136
605,299 Fannie Ma e REMIC, Series 2018-94, Class ZE,
3.50%, 1/25/49 ................... 565,409
1,162,815 Fannie Mae REMIC, Series 2010-150, Class ZA,
4.00%, 1/25/41 ................... 1,137,293
342,740 Fannie Mae REMIC, Series 2022-35, Class CK,
4.00%, 3/25/47 ................... 338,702
724,639 Fannie Mae REMIC, Series 2022-61, Class D,
4.00%, 6/25/44 ................... 719,360
651,060 Fannie Mae REMIC, Series 2023-19, Class BA,
5.00%, 12/25/50 .................. 653,137
1,613,172 Fannie Mae REMIC, Series 2023-16, Class VE,
5.50%, 3/25/34 ................... 1,657,743
523,042 Fannie Mae REMIC, Series 2024-12, Class BA,
5.50%, 10/25/45 .................. 527,772
304 Fannie Mae REMIC, Series 1998-36, Class ZB,
6.00%, 7/18/28 ................... 307
6,188 Fannie Mae REMIC Trust, Series 2002-W11, Class
AF5, 4.98%, 11/25/32, Callable 12/25/25 @
100
*(b)(c)
........................ 6,210
10,082 Fannie Mae Trust, Series 2003-W6, Class 6A,
4.85%, 8/25/42, Callable 12/25/25 @ 100
*(b)
10,133
1,110,766 Freddie Mac, 5.00%, 12/1/53, Pool #SD8382 . 1,111,293
1,166,682 Freddie Mac, 5.00%, 12/1/54 , Pool #SD7190 . 1,164,924
1,073,896 Freddie Mac, 5.50%, 5/1/54, Pool #SD8431 .. 1,088,757
55 Freddie Mac, 6.00%, 7/1/35, Pool #A36085 ... 56
337 Freddie Mac, 6.50%, 2/1/36, Pool #G08113 .. 354
40,766 Freddie Mac REMIC , Series 4019, Class GB,
2.00%, 12/15/41 .................. 39,095
15,033 Freddie Mac REMIC, Series 4461, Class EA,
2.00%, 7/15/37 ................... 14,886
692,142 Freddie Mac REMIC, Series 4893, Class PD,
2.50%, 5/15/49 ................... 612,194
56,175 Freddie Mac REMIC , Series 3721, Class PE,
3.50%, 9/15/40 ................... 55,333
19,063 Freddie Mac REMIC, Series 3780, Class MK,
3.50%, 10/15/40 .................. 18,772
913,952 Freddie Mac REMIC, Series 5512, Class EA,
5.00%, 8/25/51 ................... 916,269
941,808 Freddie Mac REMIC , Series 5539, Class NA,
5.00%, 4/25/52 ................... 943,639
958,651 Freddie Mac REMIC, Series 5303, Class B,
5.50%, 6/25/45 ................... 981,806
1,086,039 Freddie Mac REMIC, Series 5331, Class BV,
5.50%, 6/25/34 ................... 1,105,947
277 Freddie Mac REMIC , Series 2148, Class ZA,
6.00%, 4/15/29 ................... 282
1,681 Freddie Mac REMIC, Series 2036, Class PD,
6.50%, 3/15/28 ................... 1,710
140,661 Government National Mortgage Assoc., Series
2013-69, Class NA, 2.00%, 9/20/42 ..... 130,909
113,573 Government National Mortgage Assoc., Series
2009-94, Class KB, 3.00%, 9/16/39 ...... 111,151
56,311 Government National Mortgage Assoc., Series
2011-46, Class GJ, 3.25%, 1/16/41
(b)
..... 54,735
3,830 Government National Mortgage Assoc. , Series
2009-93, Class HG, 4.00%, 9/16/39 ..... 3,811
1,025,376 Government National Mortgage Assoc., Series
2024-155, Class NC, 4.00%, 5/20/54 .... 1,003,888
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
U.S. Government Agency Mortgage-Backed Securities, continued:
$ 783,650 Government National Mortgage Assoc., Series
2022-205, Class UA, 5.00%, 5/20/52 ..... $ 789,641
899,901 Government National Mortgage Assoc., Series
2023-47, Class AQ, 5.00%, 6/20/48 ..... 908,765
1,160,116 Government National Mortgage Assoc., Series
2024-64, Class BQ, 5.00%, 4/20/54 ..... 1,175,688
1,113,308 Government National Mortgage Assoc., Series
2025-116, Class PD, 6.50%, 6/20/55 ..... 1,171,796
1,466 Government National Mortgage Assoc., 7.00%,
7/15/29, Pool #490215 .............. 1,498
28,142,641
Total Mortgage-Backed Securities (Cost $34,043,993) ........ 33,799,488
Commercial Mortgage-Backed Securities (1.1%)
Alt-A - Fixed Rate Mortgage-Backed Securities (1.1%)
1,250,000 JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP5, Class A5, 3.72%, 3/15/50,
Callable 4/15/27 @ 100
*
............. 1,241,132
Total Commercial Mortgage-Backed Securities (Cost $1,159,624) 1,241,132
Corporate Bonds (22.5%)
Air Freight & Logistics (0.5%)
508,728 United Airlines Pass-Through Trust, Series 2020-
1, Class A, 5.88%, 10/15/27 .......... 519,845
Banks (4.2%)
2,475,000 Bank of America Corp., 3.31% (SOFR + 158 bps),
4/22/42 Callable 4/22/41 @ 100
*
....... 1,980,230
1,550,000 JPMorgan Chase & Co., 2.52% (SOFR + 204
bps), 4/22/31 Callable 4/22/30 @ 100
*
.... 1,447,546
1,650,000 Wells Fargo & Co., 3.07% ( SOFR + 253 bps),
4/30/41 Callable 4/30/40 @ 100
*
....... 1,302,986
4,730,762
Beverages (0.7%)
800,000 PepsiCo, Inc., 2.75%, 3/19/30, Callable 12/19/29
@ 100
*
......................... 760,971
Capital Markets (1.1%)
1,200,000 Morgan Stanley, 4.89% (SOFR + 208 bps),
7/20/33, Callable 7/20/32 @ 100
*
....... 1,228,404
Consumer Finance (1.1%)
1,250,000 American Honda Finance Corp., 4.85%, 10/23/31 1,277,330
Electric Utilities (5.9%)
950,000 Duke Energy Progress Nc Storm Funding II LLC,
4.89%, 1/1/46 .................... 950,935
1,000,000 Entergy Mississippi LLC, 3.25%, 12/1/27
Callable 9/1/27 @ 100
*
.............. 986,807
743,420 Evergy Missouri West Storm Funding I LLC,
Series A-1, 5.10%, 12/1/38 ........... 769,923
1,250,000 Public Service Co. of Oklahoma , 5.20%, 1/15/35
Callable 10/15/34 @ 100
*
............ 1,270,595
1,420,000 Texas Electric Market Stabilization Funding N
LLC, Series A-3, 5.06%, 8/1/46
(a)
....... 1,365,031
1,200,000 Virginia Power Fuel Securitization LLC, Series
A-2, 4.88%, 5/1/31 ................ 1,2 32,047
6,575,338
Energy Equipment & Services (1.3%)
1,475,000 Helmerich & Payne, Inc., 5.50%, 12/1/34,
Callable 9/1/34 @ 100
*
.............. 1,469,831
Health Care Providers & Services (2.2%)
1,250,000 Humana, Inc., 4.95%, 10/1/44 Callable 4/1/44 @
100
*
.......................... 1,117,570

Continued
Schedule of Portfolio Investments
November 30, 2025 (Unaudited)
Bond Fund

See notes to schedules of portfolio investments.
Shares or
Principal
Amount Security Description Value
Corporate Bonds, continued:
Health Care Providers & Services, continued:
$ 150,000 Montefiore Medical Center, 2.15%, 10/20/26
Callable 4/20/26 @ 100
*
............. $ 147,437
1,360,000 UnitedHealth Group, Inc., 3.50%, 8/15/39
Callable 2/15/39 @ 100
*
............. 1,148,382
2,413,389
Oil, Gas & Consumable Fuels (1.3%)
1,300,000 ONEOK, Inc., 6.35%, 1/15/31, Callable 10/15/30
@ 100
*
......................... 1,396,461
Passenger Airlines (0.7%)
793,516 Alaska Airlines Pass-Through Trust, Series 2020-
1, 4.80%, 8/15/27
(a)
................ 797,727
Semiconductors & Semiconductor Equipment (1.5%)
1,678,000 Broadcom, Inc., 4.15%, 11/15/30, Callable
8/15/30 @ 100
*
................... 1,676,804
Specialty Retail (1.1%)
1,165,000 General Motors Financial Co., Inc., 5.90%,
1/7/35, Callable 10/7/34 @ 100
*
........ 1,219,153
Tobacco (0.9%)
1,000,000 Altria Group, Inc., 5.63%, 2/6/35, Callable
11/6/34 @ 100
*
................... 1,043,073
Total Corporate Bonds (Cost $25,729,551) .................. 25,109,088
Taxable Municipal Bonds (6.4%)
Indiana (1.0%)
1,025,000 Indiana Finance Authority Revenue, Series B,
6.60%, 2/1/39 .................... 1,156,524
Kentucky (0.4%)
430,000 Lexington-Fayette Urban County Airport Board
Revenue, Series A, 2.84%, 7/1/31 ....... 404,860
Michigan (0.2%)
190,000 Michigan State Housing Development Authority
Revenue, Series B, 2.72%, 10/1/35,
Continuously Callable @100 .......... 172,741
Oklahoma (1.9%)
500,000 Grand River Dam Authority Revenue, Series B,
4.55%, 6/1/39, Continuously Callable @100 488,053
1,650,000 The University of Oklahoma Revenue, Series A,
3.87%, 7/1/32, Continuously Callable @100 1,626,614
2,114,667
Texas (2.9%)
785,000 Texas Department of Transportation State Highway
Fund Revenue, Series B, 5.18%, 4/1/30 ... 805,076
1,088,500 Texas Natural Gas Securitization Finance Corp.
Revenue, 5.10%, 4/1/35 ............. 1,121,935
1,300,000 Texas Natural Gas Securitization Finance Corp.
Revenue, 5.17%, 4/1/41 ............. 1,340,342
3,267,353
Total Taxable Municipal Bonds (Cost $7,259,551) .............. 7,116,145
U.S. Government Agency Securities (1.8%)
Federal Farm Credit Banks Funding Corp.
1,220,000 2.75%, 2/2/37, Callable 12/10/25 @ 100
*
.... 1,034,208
Federal Home Loan Banks
1,170,000 1.50%, 2/25/36, Callable 2/25/26 @ 100
*(b)
... 963,780
Total U.S. Government Agency Securities (Cost $2,179,415) ....... 1,997,988
U.S. Treasury Obligations (19.9%)
U.S. Treasury Bonds
18,790,000 3.13% , 8/15/44 ..................... 15,210,358
4,424,000 4.25% , 8/15/54 ..................... 4,120,023
19,330,381
Shares or
Principal
Amount Security Description Value
U.S. Treasury Obligations, continued:
U.S. Treasury Notes
$ 500,000 4.13% , 9/30/27 ..................... $ 505,313
2,326,000 4.13% , 11/15/32 .................... 2,373,883
2,879,196
Total U.S. Treasury Obligations (Cost $23,495,020) ............. 22,209,577
Investment in Affiliates (1.4%)
1,608,558 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 3.75%
(d)
.......... 1,608,558
Total Investment in Affiliates (Cost $1,608,558) ................ 1,608,558
Total Investments (Cost $113,297,436) — 99.4% .............. 110,890,164
Other assets in excess of liabilities — 0.6% ................. 618,761
Net Assets - 100.0% ................................. $ 111,508,925

Schedule of Portfolio Investments
November 30, 2025 (Unaudited)
Bond Fund

See notes to schedules of portfolio investments.
Concluded
(a) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate presented is the rate in effect at November 30, 2025.
(c) Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2025.
(d) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2025.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
^ Represents less than 0.05%.
† Mortgage-backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
bps Basis Points
H15T1Y 1 -Year Treasury Constant Maturity Rate
REMIC Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate

Schedule of Portfolio Investments
November 30, 2025 (Unaudited)
Strategic Enhanced Yield Fund

See notes to schedules of portfolio investments.
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
(31.9%)
Prime Fixed Mortgage-Backed Securities (1.6%)
$ 371,150 Brean Asset-Backed Securities Trust, Series 2021-
RM1, Class M1, 1.60%, 10/25/63, Callable
9/25/27 @ 100
*(a)
.................. $ 341,583
U.S. Government Agency Mortgage-Backed Securities (30.3%)
238,286 Fannie Mae, 3.00%, 6/1/52, Pool #MA4624 ... 212,109
69,650 Fannie Mae, 3.50%, 5/1/52, Pool #MA4600 ... 64,534
198,598 Fannie Mae, 3.50%, 7/1/52, Pool #CB4115 ... 183,832
263,318 Fannie Mae, 3.50%, 9/1/52, Pool #FS6599 ... 243,652
100,160 Fannie Mae, 3.50%, 10/1/52, Pool #MA4782 .. 92,792
201,516 Fannie Mae, 4.00%, 9/1/52, Pool #MA4732 ... 193,112
108,599 Fannie Mae, 4.00%, 5/1/53, Pool #MA5027 ... 103,775
214,286 Fannie Mae, 4.50%, 10/1/52, Pool #MA4784 .. 210,885
245,355 Fannie Mae, 4.50%, 11/1/52, Pool #CB5266 .. 241,216
93,041 Fannie Mae, 4.50%, 11/1/52, Pool #MA4805 .. 91,477
65,898 Fannie Mae, 4.50%, 12/1/52, Pool #MA4840 .. 64,791
91,960 Fannie Mae, 4.50%, 4/1/54, Pool #MA5326 ... 90,044
132,722 Fannie Mae, 5.00%, 4/1/53, Pool #CB6599 ... 133,059
376,671 Fannie Mae, 5.00%, 7/1/53, Pool #MA5071 ... 377,530
185,936 Fannie Mae, 5.00%, 10/1/53, Pool #MA5164 .. 186,168
283,498 Fannie Mae, 5.00%, 11/1/53, Pool #MA5189 .. 283,706
188,149 Fannie Mae, 5.00%, 2/1/54, Pool #MA5270 ... 188,142
156,047 Fannie Mae, 5.00%, 3/1/54, Pool #MA5294 ... 156,000
195,439 Fannie Mae, 5.00%, 11/1/54, Pool #MA5530 .. 195,203
142,320 Fannie Mae, 5.00%, 2/1/55, Pool #MA5613 ... 142,076
215,073 Fannie Mae, 5.50%, 5/1/54, Pool #MA5353 ... 217,822
109,938 Freddie Mac, 3.00%, 6/1/52, Pool #SD8220 .. 97,860
336,664 Freddie Mac, 3.00%, 7/1/52, Pool #SD8225 .. 299,678
96,882 Freddie Mac, 3.50%, 7/1/52, Pool #SD8226 .. 89,765
118,108 Freddie Mac, 4.00%, 1/1/53, Pool #SD8286 .. 113,146
233,867 Freddie Mac, 4.50%, 7/1/52, Pool #SD8231 .. 229,780
47,749 Freddie Mac, 4.50%, 10/1/52, Pool #SD8257 . 46,957
154,363 Freddie Mac, 4.50%, 9/1/53, Pool #SD8360 .. 151,387
194,462 Freddie Mac, 4.50%, 10/1/53, Pool #SD8365 . 190,605
166,537 Freddie Mac, 5.00%, 10/1/52, Pool #SD8258 . 167,002
461,641 Freddie Mac, 5.00%, 11/1/54, Pool #SD8474 . 461,094
61,210 Freddie Mac, 5.50%, 4/1/53, Pool #SD8316 .. 62,150
225,235 Freddie Mac, 5.50%, 10/1/53, Pool #SD8367 . 228,345
93,125 Freddie Mac, 5.50%, 11/1/54, Pool #SD8475 . 94,339
174,401 Government National Mortgage Assoc., 3.50%,
10/20/52, Pool #MA8345 ............ 161,474
90,804 Government National Mortgage Assoc., 4.00%,
12/20/52, Pool #MA8488 ............ 86,801
183,189 Government National Mortgage Assoc., 4.50%,
9/20/52, Pool #786335 .............. 179,905
106,045 Government National Mortgage Assoc., 5.50%,
4/20/53, Pool #MA8801 ............. 107,739
6,439,952
Total Mortgage-Backed Securities (Cost $6,631,744) ......... 6,781,535
Corporate Bonds (10.2%)
Banks (2.8%)
90,000 Bank of America Corp., 3.42% (TSFR3M + 130
bps), 12/20/28 Callable 12/20/27 @ 100
*
.. 88,886
100,000 Bank of America Corp., 5.29% (SOFR + 191 bps),
4/25/34 Callable 4/25/33 @ 100
*
....... 104,194
200,000 Citigroup, Inc., 1.46% (SOFR + 77 bps), 6/9/27
Callable 6/9/26 @ 100
*
.............. 197,150
90,000 JPMorgan Chase & Co., 6.40%, 5/15/38 .... 103,024
100,000 Wells Fargo & Co., 5.57% (SOFR + 174 bps),
7/25/29 Callable 7/25/28 @ 100
*
....... 103,641
596,895
Shares or
Principal
Amount Security Description Value
Corporate Bonds, continued:
Capital Markets (1.1%)
$ 140,000 Morgan Stanley, 4.43% (TSFR3M + 189 bps),
1/23/30 Callable 1/23/29 @ 100
*
....... $ 141,049
90,000 The Goldman Sachs Group, Inc., 4.98% (SOFR +
82 bps), 9/10/27 Callable 9/10/26 @ 100
*
. 90,138
231,187
Food Products (0.5%)
100,000 Viking Baked Goods Acquisition Corp., 8.63%,
11/1/31, Callable 11/1/27 @ 104
*(b)
...... 101,037
Health Care Equipment & Supplies (0.6%)
150,000 Baxter International, Inc., 2.54%, 2/1/32, Callable
11/1/31 @ 100
*
................... 131,126
Media (0.5%)
100,000 Versant Media Group, Inc., 7.25%, 1/30/31,
Callable 1/30/28 @ 104
*(b)
............ 102,739
Oil, Gas & Consumable Fuels (3.1%)
160,000 Kinder Morgan Energy Partners LP, 5.63%, 9/1/41 159,762
200,000 Kinetik Holdings LP, 6.63%, 12/15/28 Callable
1/2/26 @ 103
*(b)
................... 205,747
90,000 Range Resources Corp., 8.25%, 1/15/29 Callable
12/18/25 @ 103
*
.................. 91,798
200,000 Summit Midstream Holdings LLC, 8.63%,
10/31/29 Callable 7/31/26 @ 104
*(b)
..... 206,377
663,684
Pharmaceuticals (1.1%)
250,000 Viatris, Inc., 2.30%, 6/22/27, Callable 4/22/27 @
100
*
.......................... 241,426
Technology Hardware, Storage & Peripherals (0.5%)
120,000 Apple, Inc., 3.95%, 8/8/52, Callable 2/8/52 @
100
*
.......................... 97,357
Total Corporate Bonds (Cost $2,114,457) ................... 2,165,451
U.S. Government Agency Securities (1.2%)
Federal Farm Credit Banks Funding Corp.
250,000 5.00%, 7/16/31, Callable 7/16/26 @ 100
*
.... 251,046
Total U.S. Government Agency Securities (Cost $250,000) ........ 251,046
U.S. Treasury Obligations (37.9%)
U.S. Treasury Bonds
211,662 2.13% , 2/15/54 ..................... 195,333
566,126 2.38% , 2/15/55 ..................... 552,442
70,000 3.63% , 2/15/44 ..................... 61,387
352,000 3.88% , 5/15/43 ..................... 322,273
250,000 4.38% , 5/15/40 ..................... 249,482
850,000 4.63% , 5/15/44 ..................... 852,391
125,000 4.63% , 11/15/55 .................... 124,102
200,000 5.38% , 2/15/31 ..................... 216,406
2,573,816
U.S. Treasury Notes
154,836 1.63% , 10/15/29 .................... 157,230
155,267 1.88% , 7/15/34 ..................... 157,667
257,298 2.13% , 1/15/35 ..................... 264,880
250,000 3.63% , 9/30/30 ..................... 250,234
650,000 3.75% , 12/31/30 .................... 653,732
300,000 3.88% , 8/31/32 ..................... 301,770
250,000 3.88% , 9/30/32 ..................... 251,367
200,000 3.88% , 8/15/33 ..................... 200,375
800,000 4.00% , 7/31/32 ..................... 810,906
250,000 4.00% , 11/15/35 .................... 249,609
350,000 4.25% , 11/15/34 .................... 357,848
400,000 4.25% , 8/15/35 ..................... 407,750
600,000 4.38% , 5/15/34 ..................... 620,297

Continued
Schedule of Portfolio Investments
November 30, 2025 (Unaudited)
Strategic Enhanced Yield Fund

See notes to schedules of portfolio investments.
Shares or
Principal
Amount Security Description Value
U.S. Treasury Obligations, continued:
U.S. Treasury Notes, continued:
$ 750,000 4.63% , 2/15/35 ..................... $ 787,705
5,471,370
Total U.S. Treasury Obligations (Cost $7,957,146) .............. 8,045,186
Yankee Debt Obligations (15.3%)
Beverages (0.7%)
150,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL, 5.25%, 4/27/29,
Callable 4/27/26 @ 103
*(b)
............ 147,142
Capital Markets (0.5%)
100,000 International Bank for Reconstruction &
Development, 4.50%, 8/28/34, Callable
8/28/27 @ 100
*
................... 99,579
Containers & Packaging (0.9%)
200,000 Ardagh Metal Packaging Finance USA LLC/
Ardagh Metal Packaging Finance PLC, 3.25%,
9/1/28, Callable 1/2/26 @ 101
*(b)
........ 192,549
Financial Services (1.2%)
250,000 Eagle Funding Luxco Sarl, 5.50%, 8/17/30,
Callable 7/17/30 @ 100
*(b)
............ 253,797
Ground Transportation (0.9%)
200,000 Rumo Luxembourg Sarl, 5.25%, 1/10/28, Callable
1/2/26 @ 101
*(b)
................... 199,070
Hotels, Restaurants & Leisure (2.1%)
200,000 Alsea SAB de CV, 7.75%, 12/14/26 Callable
1/2/26 @ 100
*(b)
................... 200,373
250,000 Grupo Posadas SAB de CV, 7.00%, 12/30/27
Callable 12/13/25 @ 100
*(b)(c)
.......... 246,652
447,025
Metals & Mining (1.5%)
100,000 Champion Iron Canada, Inc., 7.88%, 7/15/32
Callable 7/15/28 @ 104
*(b)
............ 105,313
200,000 Hudbay Minerals, Inc., 6.13%, 4/1/29 Callable
1/2/26 @ 102
*(b)
................... 202,597
307,910
Oil, Gas & Consumable Fuels (1.8%)
200,000 Leviathan Bond, Ltd., 6.50%, 6/30/27 Callable
12/30/26 @ 100
*(b)
................. 201,000
200,000 Petrobras Global Finance BV, 5.13%, 9/10/30
Callable 8/10/30 @ 100
*
............. 197,690
398,690
Paper & Forest Products (0.9%)
200,000 Celulosa Arauco y Constitucion SA, 4.20%,
1/29/30, Callable 10/29/29 @ 100
*(b)
..... 191,080
Sovereign Bond (2.8%)
200,000 Brazilian Government International Bond, 4.63%,
1/13/28 Callable 10/13/27 @ 100
*
....... 200,910
100,000 Dominican Republic International Bond, 5.95%,
1/25/27
(b)
....................... 101,025
200,000 Guatemala Government Bond, 4.38%, 6/5/27
(b)
. 197,900
100,000 Romanian Government International Bond, 5.88%,
1/30/29
(b)
....................... 102,970
602,805
Transportation Infrastructure (0.9%)
200,000 GMR Hyderabad International Airport, Ltd.,
4.25%, 10/27/27
(b)
................. 197,071
Shares or
Principal
Amount Security Description Value
Yankee Debt Obligations, continued:
Wireless Telecommunication Services (1.1%)
$ 225,000 Millicom International Cellular SA, 5.13%,
1/15/28, Callable 1/2/26 @ 100
*(b)
....... $ 223,767
Total Yankee Debt Obligations (Cost $3,207,763) .............. 3,260,485
Investment in Affiliates (1.1%)
230,158 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 3.75%
(d)
.......... 230,158
Total Investment in Affiliates (Cost $230,158) ................. 230,158
Foreign Bond (1.7%)
Capital Markets (1.7%)
310,000 Bundesobligation, Series 192, 2.20%, 10/10/30 358,177
Total Foreign Bond (Cost $352,577) ....................... 358,177
Total Investments (Cost $20,743,846) — 99.3% ............... 21,092,038
Other assets in excess of liabilities — 0.7% ................. 145,984
Net Assets - 100.0% ................................. $ 21,238,022

Schedule of Portfolio Investments
November 30, 2025 (Unaudited)
Strategic Enhanced Yield Fund

See notes to schedules of portfolio investments.
Concluded
(a) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At November 30, 2025, illiquid securities were 1.6% of the Fund's net assets.
(b) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate presented is the rate in effect at November 30, 2025.
(d) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2025.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
† Mortgage-backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
bps Basis Points
PLC Public Limited Company
SOFR Secured Overnight Financing Rate
TSFR3M CME Term Secured Overnight Financing Rate 3-Month

Schedule of Portfolio Investments
November 30, 2025 (Unaudited)
Ultra Short Tax-Free Income Fund

See notes to schedules of portfolio investments.
Shares or
Principal
Amount Security Description Value
Municipal Bonds ( 101 .5% )
Alaska ( 3 .0% )
$ 360,000 City of Valdez AK Revenue , 1.25% , 12/1/29 ,
Continuously Callable @100
(a)
......... $ 360,000
District of Columbia ( 4 .4% )
530,000 Metropolitan Washington Airports Authority
Aviation Revenue , Series D-1 , 2.79% , 10/1/39 ,
Continuously Callable @100
(a)
......... 530,000
Florida ( 1 .7% )
200,000 County of Palm Beach FL Revenue , 2.82% ,
7/1/32 , Callable 1/2/26 @ 100
* (a)
........ 200,000
Hawaii ( 2 .6% )
310,000 State of Hawaii, GO , Series EY , 5.00% , 10/1/26 ,
Continuously Callable @100 .......... 311,153
Illinois ( 17 .7% )
350,000 City of Rockford IL, GO , 5.00% , 12/15/25 , BAM 350,266
400,000 Huntley Park District, GO , Series A , 5.00% ,
12/30/25 , BAM ................... 400,572
300,000 Illinois Finance Authority Revenue , Series B ,
1.10% , 7/15/55 , Continuously Callable
@100
(a)
........................ 300,000
265,000 Richland County Community Unit School District
No. 1, GO , 5.00% , 12/1/25 , BAM ....... 265,013
500,000 Village of Brookfield IL Revenue , 2.85% , 6/1/38 ,
Continuously Callable @100
(a)
......... 500,000
305,000 West Chicago Park District, GO , Series A , 5.00% ,
12/1/25 , BAM .................... 305,015
2,120,866
Indiana ( 11 .7% )
390,000 Center Grove Community School Corp., GO ,
5.00% , 1/1/26 , ST INTERCEPT ......... 390,471
400,000 Lafayette School Corp., GO , 5.00% , 1/15/26 , ST
INTERCEPT ...................... 400,650
250,000 North West Hendricks Multi-Building Corp.
Revenue , 5.00% , 7/15/26 ............ 253,029
360,000 Twin Lakes School Building Corp. Revenue ,
5.00% , 7/15/26 ................... 364,098
1,408,248
Louisiana ( 3 .4% )
400,000 Louisiana Public Facilities Authority Revenue ,
Series B-3 , 1.95% , 7/1/47 , Continuously
Callable @100
(a)
................... 400,000
Lousiana ( 1 .7% )
200,000 East Baton Rouge Parish Industrial Development
Board, Inc. Revenue , Series A , 1.27% , 8/1/35 ,
Continuously Callable @100
(a)
......... 200,000
Shares or
Principal
Amount Security Description Value
Municipal Bonds, continued:
Mississippi ( 3 .4% )
$ 400,000 Mississippi Business Finance Corp. Revenue ,
Series C , 1.30% , 12/1/30 , Callable 1/2/26 @
100
* (a)
......................... $ 400,000
Nevada ( 3 .4% )
400,000 County of Clark NV Revenue , Series A , 1.96% ,
12/1/39 , Continuously Callable @100
(a)
... 400,000
North Carolina ( 3 .4% )
400,000 North Carolina Medical Care Commission
Revenue , Series B , 1.90% , 11/1/34 ,
Continuously Callable @100
(a)
......... 400,000
Ohio ( 32 .6% )
400,000 City of Elyria OH, GO , 4.38% , 6/25/26 ...... 402,862
450,000 City of Huber Heights OH, GO , 5.00% , 6/25/26 455,363
403,000 City of Marysville OH, GO , Series B , 5.38% ,
8/6/26 ......................... 409,070
500,000 City of Richmond Heights OH, GO , 4.50% ,
7/30/26 , NT STANDBY .............. 504,653
350,000 City of Vandalia OH, GO , 4.75% , 8/18/26 .... 353,877
500,000 County of Belmont OH, GO , 4.50% , 8/11/26 .. 504,849
400,000 County of Trumbull OH, GO , 4.00% , 3/12/26 , NT
STANDBY
(b)
...................... 401,068
350,000 Village of Oakwood OH, GO , 4.75% , 6/11/26 , NT
STANDBY ....................... 353,053
500,000 Village of Plain City OH, GO , 5.38% , 9/22/26 .. 508,897
3,893,692
South Carolina ( 4 .1% )
500,000 Saxe Gotha-Lexington Public Facilities Corp.
Revenue , 4.75% , 3/12/26 ............ 502,039
Tennessee ( 3 .9% )
465,000 Montgomery County Public Building Authority
Revenue , 2.95% , 11/1/27 , Callable 1/1/26 @
100
* (a)
......................... 465,000
Texas ( 2 .8% )
330,000 City of Austin TX Revenue , Series B , 2.79% ,
11/15/29 , Continuously Callable @100
(a)
.. 330,000
Wyoming ( 1 .7% )
200,000 County of Lincoln WY Revenue , Series E , 1.27% ,
10/1/44 , Continuously Callable @100
(a)
... 200,000
Total Municipal Bonds (Cost $ 12,115,636 ) .................. 12,120,998
Investment in Affiliates ( 0 .3% )
36,224 Cavanal Hill Government Securities Money Market
Fund, Select Shares , 3.75%
(c)
.......... 36,224
Total Investment in Affiliates (Cost $ 36,224 ) .................. 36,224
Total Investments (Cost $ 12,151,860 ) — 101 .8% .............. 12,157,222
Liabilities in excess of other assets — ( 1 .8 ) % ................ (219,343)
Net Assets - 100.0% ................................. $ 11,937,879
(a) Interest rate is determined by the Remarketing Agent.  The rate presented is the rate in effect at November 30, 2025.
(b) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2025.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
BAM Build America Mutual Assurance Company
GO General Obligation
NT STANDBY Northern Trust Standby Letter of Credit
ST INTERCEPT State Intercept

Schedule of Portfolio Investments
November 30, 2025 (Unaudited)
World Energy Fund

See notes to schedules of portfolio investments.
Shares or
Principal
Amount Security Description Value
Common Stocks ( 95 .2% )
Aerospace & Defense ( 3 .2% )
19,000 BWX Technologies, Inc. ................ $ 3,398,720
4,000 Curtiss-Wright Corp. .................. 2,257,160
5,655,880
Construction & Engineering ( 2 .4% )
20,000 MasTec, Inc.
(a)
...................... 4,277,600
Consumer Staples Distribution & Retail ( 1 .6% )
5,000 Casey's General Stores, Inc. ............. 2,852,300
Electric Utilities ( 2 .5% )
7,000 Constellation Energy Corp. .............. 2,550,520
419 IDACORP, Inc. ...................... 55,216
670 MGE Energy, Inc. .................... 55,489
17,000 Oklo, Inc.
(a)
........................ 1,553,460
780 Otter Tail Corp. ...................... 64,116
650 Pampa Energia SA ADR , Class Registered
Shares
(a)
........................ 58,936
4,337,737
Electrical Equipment ( 13 .9% )
13,000 Eaton Corp. PLC .................... 4,496,570
15,000 GE Vernova, Inc. ..................... 8,996,550
43,000 Siemens Energy AG ADR
(a)
.............. 5,748,240
28,000 Vertiv Holdings Co. , Class A ............. 5,032,440
24,273,800
Energy Equipment & Services ( 13 .8% )
145,349 Baker Hughes Co. .................... 7,296,520
310 Halliburton Co. ..................... 8,128
298 Helmerich & Payne, Inc. ................ 8,314
428 Noble Corp. PLC .................... 13,105
495 SLB, Ltd. ......................... 17,939
160,000 TechnipFMC PLC .................... 7,241,600
27,596 Tenaris SA ADR ..................... 1,109,911
42,000 Tidewater, Inc.
(a)
..................... 2,268,840
219 Valaris, Ltd.
(a)
....................... 12,354
83,000 Weatherford International PLC ............ 6,208,400
24,185,111
Gas Utilities ( 0 .3% )
885 Atmos Energy Corp. .................. 156,087
493 Chesapeake Utilities Corp. .............. 68,557
2,952 MDU Resources Group, Inc. ............. 62,937
1,673 National Fuel Gas Co. ................. 137,939
901 Northwest Natural Holding Co. ........... 44,572
498 ONE Gas, Inc. ...................... 41,702
638 Southwest Gas Holdings, Inc. ............ 52,986
476 UGI Corp. ......................... 18,826
583,606
Independent Power and Renewable Electricity Producers ( 1 .6% )
1,811 Brookfield Renewable Corp. ............. 75,138
2,924 Central Puerto SA ADR , Class A
(a)
......... 46,492
2,924 Contra ADR Central PU ADR
(a)
............ —
1,449 Ormat Technologies, Inc. ............... 163,607
14,000 Vistra Corp. ........................ 2,504,040
2,789,277
Multi-Utilities ( 0 .2% )
2,516 National Grid PLC ADR ................ 191,493
910 NiSource, Inc. ...................... 40,158
700 Northwestern Energy Group, Inc. .......... 48,363
344 WEC Energy Group, Inc. ................ 38,552
318,566
Oil, Gas & Consumable Fuels ( 52 .8% )
73,740 Cameco Corp. ...................... 6,526,727
950 Canadian Natural Resources, Ltd. .......... 32,082
7,000 Centrus Energy Corp. , Class A
(a)
.......... 1,815,100
Shares or
Principal
Amount Security Description Value
Common Stocks, continued:
Oil, Gas & Consumable Fuels, continued:
12,813 Cheniere Energy, Inc. .................. $ 2,670,998
40,051 Chevron Corp. ...................... 6,052,908
521 ConocoPhillips ..................... 46,208
123 Core Natural Resources, Inc. ............. 9,840
21,000 Diamondback Energy, Inc. .............. 3,204,390
63,974 Enbridge, Inc. ...................... 3,120,652
120,000 Energy Fuels, Inc.
(a)
................... 1,728,000
256 EOG Resources, Inc. .................. 27,610
110,000 EQT Corp. ......................... 6,694,600
53,000 Expand Energy Corp. .................. 6,462,290
14,262 Exxon Mobil Corp. ................... 1,653,251
25,000 Gulfport Energy Corp.
(a)
................ 5,562,250
197,306 Kinder Morgan, Inc. .................. 5,390,400
35,253 Marathon Petroleum Corp. .............. 6,829,564
10,314 ONEOK, Inc. ....................... 751,065
525 Peabody Energy Corp. ................. 14,301
16,387 Pembina Pipeline Corp. ................ 638,929
250,000 Permian Resources Corp. ............... 3,622,500
34,095 Phillips 66 ........................ 4,669,651
92,033 Shell PLC ADR ...................... 6,789,274
6,085 Targa Resources Corp. ................. 1,066,761
16,867 TC Energy Corp. ..................... 922,962
1,021 Texas Pacific Land Corp. ............... 882,440
102,818 The Williams Cos., Inc. ................ 6,264,701
28,050 Valero Energy Corp. .................. 4,958,118
400,000 Venture Global, Inc. , Class A ............. 2,984,000
30,000 Viper Energy, Inc. , Class A .............. 1,095,900
92,487,472
Semiconductors & Semiconductor Equipment ( 2 .8% )
12,000 Broadcom, Inc. ...................... 4,835,520
Water Utilities ( 0 .1% )
917 American States Water Co. .............. 67,647
379 American Water Works Co., Inc. ........... 49,297
177 Essential Utilities, Inc. ................. 7,007
123,951
Total Common Stocks (Cost $ 124,823,743 ) .................. 166,720,820
Corporate Bonds ( 2 .1% )
Energy Equipment & Services ( 0 .6% )
$ 715,000 Halliburton Co. , 2.92% , 3/1/30 Callable 12/1/29
@ 100
*
......................... 678,443
400,000 Schlumberger Holdings Corp. , 3.90% , 5/17/28
Callable 2/17/28 @ 100
* (b)
............ 399,499
1,077,942
Oil, Gas & Consumable Fuels ( 1 .5% )
500,000 APA Corp. , 6.10% , 2/15/35 Callable 11/15/34 @
100
*
.......................... 515,450
463,000 Civitas Resources, Inc. , 8.75% , 7/1/31 Callable
7/1/26 @ 104
* (b)
................... 482,142
400,000 Comstock Resources, Inc. , 6.75% , 3/1/29
Callable 12/18/25 @ 102
* (b)
........... 401,213
700,000 Continental Resources, Inc. , 4.38% , 1/15/28
Callable 10/15/27 @ 100
*
............ 697,626
400,000 Range Resources Corp. , 8.25% , 1/15/29 Callable
12/18/25 @ 103
*
.................. 407,989
2,504,420
Total Corporate Bonds (Cost $ 3,503,930 ) ................... 3,582,362

Schedule of Portfolio Investments
November 30, 2025 (Unaudited)
World Energy Fund

See notes to schedules of portfolio investments.
Concluded
The Adviser has determined that 51.4% of the Fund’s net assets comprise securities of issuers which are either foreign domiciled or derive more than 50% of its assets, revenue or income outside of the United States.
Shares or
Principal
Amount Security Description Value
Yankee Debt Obligations ( 1 .3% )
Energy Equipment & Services ( 0 .9% )
$ 813,750 Transocean International, Ltd. , 8.75% , 2/15/30
Callable 2/15/26 @ 104
* (b)
............ $ 848,421
700,000 Valaris, Ltd. , 8.38% , 4/30/30 Callable 4/30/26 @
104
* (b)
......................... 730,284
1,578,705
Oil, Gas & Consumable Fuels ( 0 .4% )
725,000 Enbridge, Inc. , 1.60% , 10/4/26 , Callable 9/4/26
@ 100
*
......................... 710,392
Total Yankee Debt Obligations (Cost $ 2,240,362 ) .............. 2,289,097
Investment in Affiliates ( 1 .2% )
2,186,003 Cavanal Hill Government Securities Money Market
Fund, Select Shares , 3.75%
(c)
.......... 2,186,003
Total Investment in Affiliates (Cost $ 2,186,003 ) ................ 2,186,003
Total Investments (Cost $ 132,754,038 ) — 99 .8% .............. 174,778,282
Other assets in excess of liabilities — 0 .2% ................. 349,978
Net Assets - 100.0% ................................. $ 175,128,260
(a) Non-income producing security.
(b) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2025.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
Amounts shown as “—“ are either 0 or round to less than 1.
ADR American Depositary Receipt
PLC Public Limited Company

Schedule of Portfolio Investments
November 30, 2025 (Unaudited)
Hedged Equity Income Fund

See notes to schedules of portfolio investments.
Shares Security Description Value
Common Stocks ( 99 .0% )
Aerospace & Defense ( 2 .5% )
2,400 General Dynamics Corp.
+
............... $ 819,912
Banks ( 5 .0% )
2,800 JPMorgan Chase & Co.
+
............... 876,624
15,800 Truist Financial Corp.
+
................. 734,700
1,611,324
Beverages ( 2 .0% )
4,400 PepsiCo, Inc.
+
...................... 654,456
Biotechnology ( 3 .6% )
5,100 AbbVie, Inc.
+
....................... 1,161,270
Broadline Retail ( 4 .0% )
5,600 Amazon.com, Inc.
+ (a)
.................. 1,306,032
Capital Markets ( 6 .9% )
600 Blackrock, Inc.
+
..................... 628,380
9,500 Lazard, Inc.
+
....................... 479,750
6,700 Morgan Stanley
+
..................... 1,136,722
2,244,852
Communications Equipment ( 5 .2% )
14,300 Cisco Systems, Inc.
+
.................. 1,100,242
1,600 Motorola Solutions, Inc.
+
............... 591,488
1,691,730
Containers & Packaging ( 0 .9% )
7,800 International Paper Co.
+
................ 307,944
Electric Utilities ( 3 .1% )
8,200 Duke Energy Corp.
+
................... 1,016,308
Electrical Equipment ( 2 .6% )
6,300 Emerson Electric Co.
+
................. 840,294
Financial Services ( 1 .5% )
1,500 Visa, Inc. , Class A
+
................... 501,660
Health Care Providers & Services ( 4 .2% )
6,400 Cardinal Health, Inc.
+
.................. 1,358,464
Hotels, Restaurants & Leisure ( 2 .1% )
2,200 McDonald's Corp.
+
................... 686,004
Household Products ( 1 .5% )
3,300 The Procter & Gamble Co.
+
.............. 488,928
Industrial REITs ( 1 .8% )
14,800 STAG Industrial, Inc.
+
................. 581,344
Insurance ( 2 .0% )
6,100 Prudential Financial, Inc.
+
............... 660,325
Interactive Media & Services ( 8 .3% )
5,600 Alphabet, Inc. , Class C
+
................ 1,792,672
Shares Security Description Value
Common Stocks, continued:
Interactive Media & Services, continued:
1,400 Meta Platforms, Inc. , Class A
+
............ $ 907,130
2,699,802
IT Services ( 4 .1% )
4,300 International Business Machines Corp.
+
..... 1,326,894
Oil, Gas & Consumable Fuels ( 3 .2% )
7,500 Phillips 66
+
........................ 1,027,200
Pharmaceuticals ( 3 .4% )
12,000 AstraZeneca PLC ADR
+
................ 1,112,640
Semiconductors & Semiconductor Equipment ( 11 .5% )
5,600 Broadcom, Inc.
+
..................... 2,256,576
8,400 NVIDIA Corp.
+
...................... 1,486,800
3,743,376
Software ( 7 .2% )
600 Intuit, Inc.
+
........................ 380,448
4,000 Microsoft Corp.
+
..................... 1,968,040
2,348,488
Specialized REITs ( 1 .3% )
4,500 Crown Castle, Inc.
+
................... 410,760
Specialty Retail ( 2 .3% )
2,100 The Home Depot, Inc.
+
................. 749,532
Technology Hardware, Storage & Peripherals ( 5 .0% )
5,800 Apple, Inc.
+
........................ 1,617,330
Trading Companies & Distributors ( 3 .8% )
14,700 Fastenal Co.
+
....................... 593,880
7,100 MSC Industrial Direct Co., Inc.
+
........... 631,616
1,225,496
Total Common Stocks (Cost $ 22,319,752 ) ................... 32,192,365
Purchased Options ( 0 .2% )
^
7 S&P 500 Index ...................... 18,088
2 S&P 500 Index ...................... 5,600
8 S&P 500 Index ...................... 52,560
Total Purchased Options (Cost $ 227,822 ) ................... 76,248
Investment in Affiliates ( 1 .6% )
530,718 Cavanal Hill Government Securities Money Market
Fund, Select Shares , 3.75%
(b)
.......... 530,718
Total Investment in Affiliates (Cost $ 530,718 ) ................. 530,718
Total Investments (Cost $ 23,078,292 ) — 100 .8% .............. 32,799,331
Liabilities in excess of other assets — ( 0 .8 ) % ................ (272,329)
Net Assets - 100.0% ................................. $ 32,527,002
(a) Non-income producing security.
(b) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2025.
+ All or a portion of each common stock has been pledged as collateral for outstanding call options written.
^ See Options table below for more details.
ADR American Depositary Receipt
PLC Public Limited Company

Schedule of Portfolio Investments
November 30, 2025 (Unaudited)
Hedged Equity Income Fund

See notes to schedules of portfolio investments.
Concluded
At November 30, 2025, the Fund's exchange-traded options purchased were as follows:
Description
Put/
Call Strike Price
Expiration
Date Contracts
Notional
Amount
(a)
Value
S&P 500 Index Put 5,350.00 USD 3/20/26 7 $ 37,450 $ 18,088
S&P 500 Index Put 5,400.00 USD 3/20/26 2 10,800 5,600
S&P 500 Index Put 5,700.00 USD 5/15/26 8 45,600 52,560
Total (Cost $227,822) $ 76,248
At November 30, 2025, the Fund's exchange-traded options written were as follows:
Description
Put/
Call Strike Price
Expiration
Date Contracts
Notional
Amount
(a)
Value
Alphabet, Inc. Call 240.00 USD 12/19/25 14 $ 3,360 $ (110,040)
Alphabet, Inc. Call 325.00 USD 12/19/25 14 4,550 (11,480)
Amazon.com, Inc. Call 295.00 USD 12/19/25 14 4,130 (70)
AstraZeneca PLC ADR Call 87.50 USD 12/19/25 60 5,250 (33,900)
Blackrock, Inc. Call 1,140.00 USD 12/19/25 5 5,700 (600)
Cardinal Health, Inc. Call 175.00 USD 12/19/25 32 5,600 (118,400)
Cisco Systems, Inc. Call 85.00 USD 12/19/25 26 2,210 (234)
Emerson Electric Co. Call 130.00 USD 12/19/25 55 7,150 (30,800)
General Dynamics Corp. Call 330.00 USD 2/20/26 9 2,970 (17,820)
International Business Machines Corp. Call 340.00 USD 12/19/25 19 6,460 (1,007)
JPMorgan Chase & Co. Call 340.00 USD 12/19/25 14 4,760 (392)
MSC Industrial Direct Co., Inc. Call 100.00 USD 12/19/25 35 3,500 (175)
Phillips 66 Call 155.00 USD 12/19/25 38 5,890 (190)
Truist Financial Corp. Call 47.50 USD 12/19/25 79 3,753 (4,345)
Total (Premiums $(280,542)) $ (329,453)
(a) Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

Notes to Schedules of Portfolio Investments
November 30, 2025 (Unaudited)

1. Restricted Securities:
A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the
Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. The illiquid, restricted securities held as of November 30, 2025 are identified below:
2. Affiliated Transactions:
A summary of each Fund’s investment in an affiliated money market fund (Government Securities Money Market Fund, Select Shares) for the period ending
November 30, 2025 is noted below:
Security Acquisition Date(a)
Acquisition
Cost
Principal
Amount Value
Strategic Enhanced Yield Fund:
Brean Asset- Backed Securities Trust, Series 2021-RM1, M1, 1.60%, 10/25/63 , Callable 9/25/27 @
100 ........................................................... 3/25/21 $ 340 , 314 $ 3 71 , 150 $ 341 , 583
(a) Acquisition date represents the initial purchase date of the security.
Fund
Value
8/31/25 Purchases Sales
Value
11/30/25
Shares as of
11/30/25
Dividend
Income
Limited Duration Fund .................................. $ 2 , 822 , 563 $ 2 , 579 , 587 $ (4 , 526 , 081 ) $ 876 , 069 876 , 069 $ 14 , 641
Bond Fund ......................................... 3 , 109 , 155 5 , 911 , 648 ( 7, 412 , 245 ) 1 , 608 , 558 1 , 608 , 558 14 , 67 1
Strategic Enhanced Yield Fund ............................ 147 , 463 4 , 772 , 1 7 6 (4 , 689 , 481 ) 230 , 158 230 , 158 3 , 67 7
Ultra Short Tax-Free Income Fund .......................... 16 , 584 3 , 907 , 508 (3 , 887 , 868 ) 36 , 224 36 , 224 4 , 056
World Energy Fund .................................... 1,806 , 560 20 , 540 , 472 (20 , 161 , 029 ) 2,186 , 003 2,186 , 003 21 , 383
Hedged Equity Income Fund .............................. 563 , 370 2 , 702 , 772 (2 , 735 , 424 ) 530 , 718 530 , 718 7 , 076
$ 8 , 465 , 695 $ 40 , 414 , 163 $ (43 , 412,128 ) $ 5 , 467 , 730 5 , 467 , 730 $ 65 , 504